SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 15 - SUBSEQUENT EVENTS
a)	In February 2012, the Company issued 675,000 shares of common stock pursuant to stock options exercised at $0.001 per share.

b)	In February 2012, the Company issued 1,500,000 shares of common stock to a vendor with an estimated fair value of $15,000 for consulting services.

c)	In February 2012, the Company issued 1,141,700 shares of common stock to three employees of a related party with an estimated fair value of $11,417 to settle a related party loan.

d)	In February 2012, the Company sold a convertible note in a principal amount of $42,500 to a private investor. The note bears interest at 8% per year and is payable on or before February 19, 2013. At any time after August 7, 2012 the note can be converted into shares of our common stock.

e)	In March 2012, the Company issued 1,500,000 shares of common stock to a vendor with an estimated fair value of $15,000 for consulting services.

f)	In March 2012, the Company issued 770,850 shares of common stock to three employees of a related party with an estimated fair value of $15,417 to settle a related party loan.